Revenue Recognition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table depicts the disaggregation of revenue by geography, consistent with how we evaluate its financial performance (in thousands):

	Three Months Ended June 30		Six Months Ended June 30,
	2021	2020	2021	2020
United States	$2,195	$5,423	$3,966	$12,086
Rest of World	$—	$2,458	$—	$2,458

Total revenue	$(2,195)	$7,881	$3,966	$14,544

The following table depicts the disaggregation of revenue by geography, consistent with how we evaluate its financial performance (in thousands):

	December 31,
	2020	2019
United States	$17,037	$13,783
Rest of World	5,306	6,709

Total revenue	$22,343	$20,492

Schedules of Concentration of Risk, by Customer
The following tables summarize our significant customers as of June 30, 2021 and December 31, 2020 and for the three and six months ended June 30, 2021 and 2020:

	Revenue
	Three Months Ended June 30		Six Months Ended June 30,
	2021	2020	2021	2020
	(Unaudited)		(Unaudited)
Customer A	100%	69%	100%	83%
Customer B	—%	31%	—%	17%

	Accounts Receivable
	As of
	June 30, 2021	December 31, 2020
Customer A	81%	33%
Customer B	17%	67%

The following is our significant customers as of and for the years ended December 31, 2020 and 2019:

	Revenue		Accounts receivable
	December 31,		December 31,
	2020	2019	2021	2020
Customer A	76%	67%	33%	55%
Customer B	24%	33%	67%	45%